THE WESTPORT FUNDS
                              253 Riverside Avenue
                           Westport, Connecticut 06880



                                   May 3, 1999



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re:  The Westport Funds (the "Registrant")
          File No. 333-35821 and 811-8359

Ladies and Gentlemen:

     This letter is to certify that, pursuant to Rule 497(j) under the Securities Act of 1933, the Prospectus and Statement of Additional Information with respect to the above referenced Registrant which would have been filed pursuant to Rule 497(c) would not have differed from those filed in the most
recent   post-effective   amendment   of  the   Registrant,   which   was  filed
electronically.

                                   Very truly yours,



                                   /s/ Edmund H. Nicklin, Jr.
                                   Edmund H. Nicklin, Jr.
                                   President